Financing Activities (Details) (USD $)	12 Months Ended						12 Months Ended																																										1 Months Ended		12 Months Ended												1 Months Ended	12 Months Ended																																												12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2013 Pollution Control Bonds [Member]		Dec. 31, 2012 Pollution Control Bonds [Member]		Dec. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Dec. 31, 2013 Securitization Bonds [Member]	Dec. 31, 2012 Securitization Bonds [Member]	Dec. 31, 2013 Other Long Term Debt [Member]	Dec. 31, 2012 Other Long Term Debt [Member]	Dec. 31, 2013 Appalachian Power Co [Member]		Dec. 31, 2012 Appalachian Power Co [Member]		Dec. 31, 2011 Appalachian Power Co [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Senior Notes [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2012 Appalachian Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Securitization Bonds [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Securitization Bonds [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2012 Appalachian Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2013 Appalachian Power Co [Member] Principal Amount Received One [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Appalachian Power Co [Member] 4.50 [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member]		Dec. 31, 2011 Indiana Michigan Power Co [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Senior Notes [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2012 Indiana Michigan Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Notes Payable [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Notes Payable [Member]	Feb. 25, 2014 Indiana Michigan Power Co [Member] Notes Payable [Member] Subsequent Event [Member]	Jan. 31, 2014 Indiana Michigan Power Co [Member] Notes Payable [Member] Subsequent Event [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.12 [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.125 [Member]	Dec. 31, 2011 Indiana Michigan Power Co [Member] 4.56 [Member]	Dec. 31, 2013 Ohio Power Co [Member]		Dec. 31, 2012 Ohio Power Co [Member]		Dec. 31, 2011 Ohio Power Co [Member]	Dec. 31, 2013 Ohio Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Ohio Power Co [Member] Senior Notes [Member]	Jan. 31, 2014 Ohio Power Co [Member] Senior Notes [Member] Subsequent Event [Member]	Dec. 31, 2013 Ohio Power Co [Member] Pollution Control Bonds [Member]		Dec. 31, 2012 Ohio Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2013 Ohio Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2012 Ohio Power Co [Member] Notes Payable Affiliated [Member]	Dec. 31, 2013 Ohio Power Co [Member] Securitization Bonds [Member]	Dec. 31, 2012 Ohio Power Co [Member] Securitization Bonds [Member]	Dec. 31, 2013 Ohio Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2012 Ohio Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2013 Ohio Power Co [Member] Principal Amount Received One [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.50 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.08 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.20 [Member]	Dec. 31, 2011 Ohio Power Co [Member] 4.40 [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member]		Dec. 31, 2012 Public Service Co of Oklahoma [Member]		Dec. 31, 2011 Public Service Co of Oklahoma [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Senior Notes [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Senior Notes [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Pollution Control Bonds [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Other Long Term Debt [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member] Other Long Term Debt [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member] Principal Amount Received One [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] 4.00 [Member]	Dec. 31, 2011 Public Service Co of Oklahoma [Member] 4.24 [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member]		Dec. 31, 2012 Southwestern Electric Power Co [Member]		Dec. 31, 2011 Southwestern Electric Power Co [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Senior Notes [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Senior Notes [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Pollution Control Bonds [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member] Notes Payable [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member] Notes Payable [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 4.28 [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 4.65 [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member] 5.00 [Member]	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2013 Kentucky Power Co [Member] Other Long Term Debt [Member]	Dec. 31, 2013 AEP Texas North Co [Member] Other Long Term Debt [Member]	Jan. 31, 2014 AEP Texas Central Co [Member] Securitization Bonds [Member] Subsequent Event [Member]	Dec. 31, 2013 AEP Texas Central Co [Member] Other Long Term Debt [Member]	Dec. 31, 2013 Aep Generating Co, Appalachian Power Co, Kentucky Power Co, Ohio Power Co [Member]
Shares of Company
Beginning Balance, Shares	506,004,962		503,759,460		501,114,881																																																																									10,482,000
Issued	2,109,002		2,245,502		2,644,579
Treasury Stock, Shares, Ending Balance	20,336,592		20,336,592		20,336,592	20,307,725
Treasury Stock Acquired					28,867
Ending Balance, Shares	508,113,964		506,004,962		503,759,460																																																																									10,482,000		10,482,000
Preferred Stock
Par Value Outstanding Preferred Stock					$ 60,000,000																		$ 17,736,000																		$ 8,072,000																			$ 16,613,000																						$ 4,882,000														$ 4,694,000
Loss on Redemption					2,800,000																		1,013,000																		314,000																			488,000																						254,000														369,000
Number of Shares Redeemed for the Years Ended																																				177,465																	11,055	55,257	14,412																			97,357	14,495	22,824	31,482													44,508	4,310												7,386	1,907	37,665
Long-term Debt
Senior Unsecured Notes	11,799,000,000	[1]	12,712,000,000	[1]															2,893,220,000	[2]	3,167,559,000	[2]															1,246,235,000		1,171,080,000																	2,169,487,000	[2]	3,142,615,000	[2]																			896,705,000		896,364,000												1,823,007,000		1,822,653,000
Pollution Control Bonds	1,932,000,000	[3],[4]	1,958,000,000	[3],[4]															532,500,000	[3],[5]	532,500,000	[3],[5]															226,569,000	[3],[5]	266,531,000	[3],[5]																296,825,000	[3],[5]	517,825,000	[3],[5]																			46,360,000	[3]	46,360,000	[3]											135,200,000	[3]	135,200,000	[3]
Notes Payable - Affiliated																			86,000,000	[6]	0	[6]																																		0	[2]	200,000,000	[2]
Notes Payable	369,000,000	[7]	427,000,000	[7]																																	177,540,000		224,376,000																																																					85,125,000		88,375,000
Securitization Bonds	2,686,000,000	[8]	2,281,000,000	[8]															380,282,000	[9]	0	[9]																																		267,403,000	[9]	0	[9]
Spent Nuclear Fuel Obligation	265,000,000	[10]	265,000,000	[10]																																	265,391,000	[11]	265,249,000	[11]
Other Long-term Debt	1,360,000,000	[1],[12]	140,000,000	[1],[12]															302,355,000	[2]	2,383,000	[2]															123,281,000		130,430,000																	1,460,000		0																				56,745,000	[13]	7,147,000	[13]
Fair Value of Interest Rate Hedges	(9,000,000)		3,000,000
Unamortized Discount, Net	(25,000,000)		(29,000,000)																(6,797,000)																		(4,195,000)																			(5,518,000)																						(3,294,000)														(1,993,000)
Total Long-term Debt Outstanding	18,377,000,000		17,757,000,000																4,194,357,000		3,702,442,000																2,039,016,000		2,057,666,000																	2,735,175,000		3,860,440,000																				999,810,000		949,871,000												2,043,332,000		2,046,228,000
Long-term Debt Due Within One Year	1,549,000,000		2,171,000,000																342,360,000		574,679,000																294,845,000		203,953,000																	438,595,000		856,000,000																				34,115,000		764,000												3,250,000		3,250,000												416,000,000	367,000,000
Long-term Debt	16,828,000,000		15,586,000,000																3,765,997,000		3,127,763,000																1,744,171,000		1,853,713,000																	2,296,580,000		2,804,440,000																				965,695,000		949,107,000												2,040,082,000		2,042,978,000												2,532,000,000	2,227,000,000
Long- term Debt by Type of Debt and Maturity
Maturity Date Low							2013		2013	[4]			2013		2013		2015							2013		2013	[5]				2024		2015									2014		2013	[5]		2013				2015										2013			2013	[5]				2018														2016		2014		2016										2015		2015		2024
Maturity Date High							2043		2038	[4]			2032		2031		2059							2038		2038	[5]				2031		2026									2037		2025	[5]		2017				2025										2035			2042	[5]				2020														2037		2020		2027										2040		2018		2032
Weighted Average Interest Rate							5.45%		3.29%	[4]			4.17%		3.72%		1.41%							5.88%		1.76%			3.125%		2.77%		1.29%									5.80%		3.79%			1.68%				2.35%										5.87%			3.57%					1.38%		1.15%												5.52%		5.03%		1.67%										5.56%		4.28%		5.11%
Interest Rate Ranges, Minimum							1.65%	0.685%	0.02%	[4]	0.11%	[4]	1.164%	1.913%	0.88%	0.88%	1.15%	1.72%						3.40%	0.685%	0.05%		0.12%	3.125%		2.008%		1.188%	13.718%								3.20%	5.05%	0.04%		0.11%	1.164%	1.913%			1.67%	1.72%									4.85%	4.85%		2.875%		0.13%		5.25%	0.958%		1.15%												4.40%	4.40%	4.45%	4.45%	1.491%	3.00%									3.55%	3.55%	3.25%	3.25%	4.58%	4.58%
Interest Rate Ranges, Maximum							8.13%	8.13%	6.30%	[4]	6.30%	[4]	8.03%	8.03%	6.25%	6.25%	13.718%	13.718%						7.95%	7.95%	5.375%		5.375%	3.125%		3.772%		13.718%	13.718%								7.00%	7.00%	6.25%		6.25%	4.00%	5.44%			6.00%	6.00%									6.60%	6.60%		5.80%		5.80%		5.25%	2.049%		1.15%												6.625%	6.625%	5.25%	5.25%	3.00%	3.00%									6.45%	6.45%	4.95%	4.95%	6.37%	6.37%
Due Date																													2015																																		2014				2015				2028
Outstanding Long-term Debt
Principal Amount, 2014	1,549,000,000																		342,360,000																		294,845,000																			438,595,000																						34,115,000														3,250,000
Principal Amount, 2015	2,519,000,000																		908,562,000																		267,729,000																			131,504,000																						427,000														306,750,000
Principal Amount, 2016	1,147,000,000																		88,372,000																		18,398,000																			395,945,000																						200,440,000														3,250,000
Principal Amount, 2017	1,724,000,000																		273,492,000																		7,310,000																			46,387,000																						454,000														253,250,000
Principal Amount, 2018	1,135,000,000																		23,972,000																		1,570,000																			397,045,000																						467,000														384,950,000
Principal Amount, After 2018	10,328,000,000																		2,564,396,000																		1,453,359,000																			1,331,217,000																						767,201,000														1,093,875,000
Principal Amount, Total	18,402,000,000																		4,201,154,000																		2,043,211,000																			2,740,693,000																						1,003,104,000														2,045,325,000
Unamortized Discount, Net	(25,000,000)		(29,000,000)																(6,797,000)																		(4,195,000)																			(5,518,000)																						(3,294,000)														(1,993,000)
Total Long-term Debt Outstanding	18,377,000,000		17,757,000,000																4,194,357,000		3,702,442,000																2,039,016,000		2,057,666,000																	2,735,175,000		3,860,440,000																				999,810,000		949,871,000												2,043,332,000		2,046,228,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool																			331,771,000		350,153,000																23,135,000		0																	410,456,000		126,975,000																				46,806,000		0												24,553,000		227,087,000
Maximum Loans to Utility Money Pool																			202,377,000		23,504,000																403,905,000		362,733,000																	415,605,000		290,356,000																				109,607,000		177,778,000												153,830,000		173,778,000
Average Borrowings from Utility Money Pool																			141,128,000		161,363,000																8,308,000		0																	190,384,000		47,820,000																				18,754,000		0												6,020,000		147,338,000
Average Loans to Utility Money Pool																			28,659,000		22,821,000																256,730,000		202,439,000																	50,230,000		105,154,000																				28,771,000		92,697,000												33,546,000		78,994,000
Net Loans (Borrowings) to/from Utility Money Pool																			92,485,000		(150,941,000)																55,863,000		116,977,000																	339,070,000		116,422,000																				(36,772,000)		10,558,000												(9,180,000)		153,829,000
Authorized Short Term Borrowing Limit																			600,000,000		600,000,000																500,000,000		500,000,000																	600,000,000		600,000,000																				300,000,000		300,000,000												350,000,000		350,000,000
Nonutility Money Pool Particpants' Money Pool Activity
Maximum Borrowings from Nonutility Money Pool																																																								1,047,000
Maximum Loans to Nonutility Money Pool																																																								1,027,000
Average Borrowings from Nonutility Money Pool																																																								316,000
Average Loans to Nonutility Money Pool																																																								208,000
Borrowings from Nonutility Money Pool																																																								0
Parent Participants Money Pool Activity
Maximum Borrowings from Parent																																																								1,178,000
Maximum Loans to Parent																																																								0
Average Borrowings from Parent																																																								1,078,000
Average Loans to Parent																																																								0
Borrowings from Parent																																																								0	[14]
Maximum and Minimum Interest Rates
Maximum Interest Rate																			0.43%		0.56%		0.56%														0.43%		0.56%		0.56%															0.43%		0.56%		0.56%																		0.43%		0.56%		0.56%										0.43%		0.56%		0.56%
Minimum Interest Rate																			0.24%		0.39%		0.06%														0.24%		0.39%		0.06%															0.24%		0.39%		0.06%																		0.24%		0.39%		0.06%										0.24%		0.39%		0.06%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed																			0.33%		0.47%		0.42%														0.36%		0.00%		0.39%															0.33%		0.47%		0.45%																		0.34%		0.00%		0.41%										0.34%		0.53%		0.40%
Average Interest Rate for Funds Loaned																			0.33%		0.47%		0.32%														0.32%		0.46%		0.38%															0.32%		0.47%		0.35%																		0.33%		0.46%		0.32%										0.36%		0.45%		0.33%
Maximum, Miminum, Average Interest Rates for Funds Borrowed from or Loaned to Nonutility Money Pool
Maximum Interest Rate for Funds Borrowed from Nonutility Money Pool																																																								0.66%
Minimum Interest Rate for Funds Borrowed from Nonutility Money Pool																																																								0.53%
Maximum Interest Rate for Funds Loaned to Nonutility Money Pool																																																								0.35%
Minimum Interest Rate for Funds Loaned to Nonutility Money Pool																																																								0.32%
Average Interest Rate for Funds Borrowed from Nonutility Money Pool																																																								0.58%
Average Interest Rate for Funds Loaned to Nonutility Money Pool																																																								0.34%
Maximum Minimum Average Interest Rates for Funds Borrowed from Loaned to Parent
Maximum Interest Rate for Funds Borrowed from Parent																																																								0.34%
Minimum Interest Rate for Funds Borrowed from Parent																																																								0.24%
Maximum Interst Rate for Funds Loaned to Parent																																																								0.00%
Minimum Interest Rate for Funds Loaned to Parent																																																								0.00%
Average Interest Rate for Funds Borrowed from Parent																																																								0.28%
Average Interst Rate for Funds Loaned to Parent																																																								0.00%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool																			414,000		772,000		198,000														70,000		0		20,000															503,000		555,000		12,000																		25,000		11,000		85,000										5,000		977,000		174,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool																			109,000		123,000		313,000														924,000		963,000		226,000															233,000		1,038,000		820,000																		58,000		435,000		250,000										113,000		320,000		32,000
Short-term Debt
Securitized Debt for Receivables	700,000,000	[15]	657,000,000	[15]
Commercial Paper	57,000,000		321,000,000
Line of Credit - Sabine	0	[16]	3,000,000	[16]																																																																																								0		2,603,000
Total Short-term Debt	757,000,000		981,000,000
Securitized Debt for Receivables	0.23%	[15],[17]	0.26%	[15],[17]
Commercial Paper	0.29%	[17]	0.42%	[17]
Line of Credit - Sabine	0.00%	[16],[17]	1.82%	[16],[17]																																																																																								0.00%	[17]	1.82%	[17]
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable	0.23%		0.26%		0.27%
Net Uncollectible Accounts Receivable Written Off	35,000,000		29,000,000		37,000,000
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	929,000,000		835,000,000
Total Principal Outstanding	700,000,000		657,000,000
Delinquent Securitized Accounts Receivable	45,000,000		37,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	16,000,000		21,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	331,000,000		316,000,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues																			156,599,000		153,719,000																139,257,000		123,447,000																	324,287,000		300,675,000																				115,260,000		85,530,000												149,337,000		132,449,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold																			6,471,000		6,883,000		9,612,000														6,510,000		6,121,000		6,168,000															21,573,000		20,312,000		18,851,000																		5,604,000		7,054,000		6,363,000										5,917,000		6,140,000		5,672,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit																			1,442,983,000		1,353,920,000		1,248,253,000														1,458,803,000		1,344,260,000		1,323,068,000															2,620,483,000		2,952,723,000		3,461,758,000																		1,232,363,000		1,157,174,000		1,299,190,000										1,533,840,000		1,481,925,000		1,495,397,000
Financing Activities (Textuals) [Abstract]
Repayments Of Long Term Debt	2,598,000,000		1,643,000,000		1,665,000,000														345,029,000		364,875,000		579,672,000														370,338,000		220,212,000		160,645,000								19,000,000	5,000,000						1,196,032,000		194,500,000		165,000,000			225,000,000															402,000		229,000		275,000,000										3,250,000		21,625,000		41,135,000														112,000,000
Issuance of Long-term Debt	3,207,000,000		2,856,000,000		1,328,000,000														444,437,000		339,374,000		739,393,000												300,000,000		348,874,000		217,900,000		185,972,000															1,378,326,000		0		49,748,000													1,000,000,000					49,709,000		2,395,000		248,909,000							50,000,000			0		336,418,000		0												200,000,000	75,000,000		100,000,000
Interest Rate, in Percent																																																															4.85%
Commitment From Bank Conduits that Expire in One Year	385,000,000
Commitment From Bank Conduits That Expire In Two Years	315,000,000
Total Commitment From Bank Conduits To Finance Receivables	700,000,000
Reaquired Pollution Control Bonds Held by Trustees	500,000,000																																				40,000,000																			460,000,000
Maximum Percentage Debt To Capitalization	67.50%																		67.50%																		67.50%																																									67.50%
Dividend Restrictions	6,000,000,000																		0																		12,000,000																																									0
Revolving Credit Facilities	3,500,000,000
Maximum Amount of Commercial Paper Outstanding	904,000,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year	0.32%
Term Credit Facility																																																																																																																$ 1,000,000,000

[1]	In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo’s generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo and KPCo in the amounts of $300 million and $200 million, respectively, upon AGR’s transfer of certain of those generation assets.
[2]	In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo’s generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR’s transfer of certain of those generation assets.
[3]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[4]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.
[5]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[6]	In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.
[7]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[8]	In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 16).
[9]	In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).
[10]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).
[11]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).
[12]	In 2013, PSO, TCC and TNC issued $50 million, $100 million and $75 million three-year credit facilities, respectively, to be used for general corporate purposes.
[13]	In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.
[14]	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.
[15]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[16]	This line of credit does not reduce available liquidity under AEP's credit facilities.
[17]	Weighted average rate.